Selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ (6,854)	$ (6,181)	$ (6,276)
Selling and marketing expenses	(159,353)	(209,092)	(226,262)
Selling and Marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs	(153,504)	(200,824)	(218,351)
Employee benefits expenses	(5,183)	(6,770)	(7,387)
Depreciation and amortization	(666)	(1,498)	(524)
Selling and marketing expenses	$ (159,353)	$ (209,092)	$ (226,262)